FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operative working capital - negative
Trade receivables	$ 361,010	$ 352,894
Other receivables	54,586	86,292
Inventories	73,721	83,741
Current liabilities (not considering borrowings)	(1,080,218)	(1,442,832)
Negative operative working capital	$ (590,901)	$ (919,905)
Over revenues	11.71%	16.82%
Variations in operative working capital - negative
Variation in trade receivables	$ 8,116
Variation in other receivables	(31,706)
Variation in inventories	(10,020)
Variation in current liabilities (not considering financial debt)	362,614
Variation in operative working capital	329,004
Net current financial asset (debt)
Cash and cash equivalents	388,241	$ 424,356	$ 331,267	$ 319,801
Other receivables		4,115
Investments	40,961	329,258
Current borrowings	(1,308,379)	(1,496,584)
Net Current financial (liability) asset	(879,177)	(738,855)
Assets classified as held for sale	2,153
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	(36,115)
Variation in other receivables	(4,115)
Variation in investments	(288,297)
Variation in current financial debt	188,205
Variation in net Current financial (liability) asset	(140,322)
Variation in assets classified as held for sale	2,153
Negative operating working capital (current assets - current liabilities)	(1,467,925)	$ (1,658,760)
Variation in negative operating working capital (current assets - current liabilities)	$ 190,835
Liquidity rate	0.38	0.44
Variation in liquidity rate	(0.06)